Risk management - Management adjustments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Economic sector based adjustments	€ 36	€ 71
Inflation and interest rate increases / second-order impact adjustments	351	334
Mortgage portfolio adjustments	126	105
Other post model adjustments	64	(57)
Total management adjustments	577	453
Economic sector based adjustments, livestock farming	10
Mortgage portfolio adjustments, house prices	11	105
Netherlands
Disclosure of credit risk exposure [line items]
Mortgage portfolio adjustments	115
Retail Banking
Disclosure of credit risk exposure [line items]
Inflation and interest rate increases / second-order impact adjustments	138	164
Wholesale Banking
Disclosure of credit risk exposure [line items]
Inflation and interest rate increases / second-order impact adjustments	€ 213	€ 170